Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Typically, equity grants or long-term performance-based cash awards have been made in the first quarter of each year based on Company performance and individual contribution. Historically, Messrs. Kirban and Roper have been granted stock options only, while the rest of the executive team, including the NEOs, have received a mixture of RSUs and stock options. Some of the historical option grants have included performance-based vesting conditions. We began issuing performance-based vesting RSUs in 2023 to certain NEOs and senior management members, and continued this practice in 2024.
During 2024, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity grant dates.

Award Timing Method
During 2024, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
During 2024, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity grant dates.

MNPI Disclosure Timed for Compensation Value	false